Submission	Nov. 26, 2024
Submission [Line Items]
Central Index Key	0001163165
Registrant Name	CONOCOPHILLIPS
Registration File Number	333-273658
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES